Financial instruments by category (Details 3) - ARS ($) $ in Millions		12 Months Ended
		Jun. 30, 2020	Jun. 30, 2019
Disclosure of fair value measurement of assets [line items]
Balance		$ 4,143	$ 4,610
Additions and acquisitions		35	172
Transfer to level 1	[1]	351	59
Currency translation adjustment		820	(77)
Write off		(1,587)
Gains and losses recognized in the year		(499)	(621)	[2]
Balance		3,263	4,143
Derivative Financial Instruments [Member] | Forwards [Member]
Disclosure of fair value measurement of assets [line items]
Balance		69	(51)
Additions and acquisitions
Transfer to level 1				[1]
Currency translation adjustment		(7)
Write off
Gains and losses recognized in the year		56	(18)	[2]
Balance		(20)	69
Investments In Financial Assets [Member] | Private companies securities [member]
Disclosure of fair value measurement of assets [line items]
Balance		2,610	2,597
Additions and acquisitions		35	172
Transfer to level 1			153	[1]
Currency translation adjustment		476	(65)
Write off
Gains and losses recognized in the year		(212)	(247)	[2]
Balance		2,909	2,610
Investments In Financial Assets [Member] | Others [Member]
Disclosure of fair value measurement of assets [line items]
Balance		1,466	2,064
Additions and acquisitions
Transfer to level 1			(197)	[1]
Currency translation adjustment		106	(31)
Write off		(977)
Gains and losses recognized in the year		(363)	(370)	[2]
Balance		232	1,466
Investments In Financial Assets [Member] | Warrant [Member]
Disclosure of fair value measurement of assets [line items]
Balance		136
Additions and acquisitions
Transfer to level 1		351	103
Currency translation adjustment		245	19
Write off		(610)
Gains and losses recognized in the year		20	14
Balance		$ 20	$ 136

[1]	The Group transferred a financial asset measured at fair value from level 3 to level 1, because it began trading in the stock exchange.
[2]	Included within "Financial results, net" in the Statements of income.